Lease liabilities	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Lease liabilities
19.
Lease liabilities

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Lease liabilities (refer Note 38)	8,282	11,343	121
Total	8,282	11,343	121

Current
Lease liabilities (refer Note 38)	977	1,090	12
Total	977	1,090	12